Common Stock (Details Narrative) - USD ($)	1 Months Ended							11 Months Ended
	Apr. 30, 2015	Mar. 31, 2015	Sep. 30, 2014	Aug. 31, 2014	Jul. 21, 2014	Jun. 30, 2014	Jun. 16, 2014	Mar. 31, 2015
Common stock shares authorized		15,300						15,300
Common stock shares par value		$ 0.0001						$ 0.0001
Common stock issued to founders, Value						$ 1		$ 1
Common stock issued to founders, Shares						8,050
Common stock issued for cash, Value		$ 35,000						35,000
Common stock issued for cash, Shares		1,675
Accrued stock based compensation		$ 5,857						5,857
Stock-based compensation expense								$ 6,219
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period								5 years
Incentive stock option grants percentage								10.00%
Stock Incentive Plan 2014 [Member]
Common stock reserved to grant Options							1,950
Restricted Stock [Member]
Shares granted		225	400	250	100		950
Shares issued grant date fair value		$ 4,704	$ 8,360	$ 5,226	$ 2,090		$ 19,855	$ 4,704
Shares vesting period		5 years	5 years	5 years	5 years		5 years
Shares vesting percentage		25.00%	25.00%	25.00%	25.00%		25.00%
Stock-based compensation expense			$ 1,133	$ 806	$ 362		$ 3,918
Restricted Stock [Member] | Two Consultant [Member]
Shares granted							400
National Science Foundation [Member] | Subsequent Event [Member]
Conversion of common stock	10,000
Conversion of common stock amount	$ 21